Property, Plant and Equipment - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	$ 8.9	$ 8.4	$ 17.9	$ 15.8